Note 19 - Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Unrealized gains/(losses) on
available-for-sale
(Dollars in thousands)	securities (a)

Balance as of December 31, 2020	$4,284
Other comprehensive loss	(822)
Balance at December 31, 2021	$3,462

Balance as of December 31, 2021	$3,462
Other comprehensive loss	(25,606)
Balance at December 31, 2022	$(22,144)